SCHEDULE OF COMPUTATION OF BASIC AND DILUTED LOSSES PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Loss available for common shareholder	$ (138,371)	$ (156,039)	$ (258,617)	$ (211,173)	$ (251,410)	$ (179,579)
Basic loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic	1,972,126,307	1,884,930,584	1,930,340,298	1,884,930,584	1,884,930,584	1,884,930,584
Weighted average common shares outstanding - diluted	1,972,126,307	1,884,930,584	1,930,340,298	1,884,930,584	1,884,930,584	1,884,930,584